Leases	12 Months Ended
Dec. 31, 2018
Leases [Abstract]
Leases

6.	Leases.

At December 31, 2018, the total carrying value of property owned by the Company which is leased or held for lease to others is summarized as follows (in thousands):

Construction aggregates property	$35,294
Commercial property	55,842
91,136
less accumulated depreciation and depletion	17,223
$73,913

The minimum future straight-lined rentals due the Company on noncancelable leases as of December 31, 2018 are as follows: 2019 - $10,813,000; 2020 - $5,142,000; 2021 - $4,537,000; 2022 - $3,688,000; 2023 - $3,098,000; 2024 and subsequent years $21,631,000.